BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 1.0	₪ 1.0
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,780,707	2,780,707
Ordinary shares, shares outstanding	1,255,640	1,255,640
Treasury shares	1,525,067	1,525,067